Fair Value of Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Fair Value of Financial Assets and Liabilities

Note 33 – Fair Value of Financial Assets and Liabilities

This disclosure was prepared based on the guidelines “Fair Value of Financial Instruments” from the IFRS 13 “Fair Value Measurements.”

The following section details the main guidelines and definitions used by the Bank:

Fair value: The price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. an exit price). The transaction is carried out in the principal[3] or most advantageous[4] market and is not forced (i.e. it does not consider factors specific to the Bank that may influence a real transaction).

Market participants: Buyers and sellers in the principal (or most advantageous) market for the asset or liability that have all of the following characteristics:

•

They are independent of each other, i.e. they are not related parties as defined in IAS 24 “Related Party Disclosures,” although the price in a related party transaction may be used as an input to a fair value measurement if the entity has evidence that the transaction was entered into at market terms.

•

They are knowledgeable, having a reasonable understanding about the asset or liability and the transaction using all available information, including information that might be obtained through due diligence efforts that are usual and customary.

•	They are able to enter into a transaction for the asset or liability.

•	They are willing to enter into a transaction for the asset or liability (i.e. they are motivated, but not forced or otherwise compelled, to do so).

Fair value measurement: When measuring fair value, the Bank takes into account the same characteristics of the asset or liability that market participants would consider in pricing that asset or liability on the measurement date.

Aspects of the transaction: A fair value measurement assumes that the asset or liability is exchanged in an orderly transaction between market participants to sell the asset or transfer the liability at the measurement date under current market conditions. The measurement assumes that the transaction to sell the asset or transfer the liability takes place: (a) on the principal market for the asset or liability; or (b) in the absence of a principal market, on the most advantageous market for the asset or liability.

Market participants: The fair value measurement measures the fair value of the asset or liability using the assumptions that the market participants would use in pricing the asset or liability, assuming that the participants act in their best economic interest.

Prices: Fair value is the price that will be received for the sale of an asset or paid for the transfer of a liability in an orderly transaction on the main (or most advantageous) market as of the measurement date under current market conditions (i.e. exit price) regardless of whether that price is directly observable or estimated using another valuation technique.

Highest and best use of non-financial assets: The fair value measurement of these assets takes into account the market participant’s ability to generate economic benefits through the highest and best use of the asset or through the sale of the asset to another market participant that would maximize the value of the asset.

Bank’s own liabilities and equity instruments: The fair value measurement assumes that these items are transferred to a market participant on the date of measurement. The transfer of these items assumes that:

[3]	The market with the greatest volume and level of activity for the asset or liability.
[4]

The market that maximizes the amount that would be received to sell the asset or minimizes the amount that would be paid to transfer the liability, after taking into account transaction costs and transport costs.

a. A liability would remain outstanding and the market participant transferee would be required to fulfill the obligation. The liability would not be settled with the counterparty or otherwise extinguished on the measurement date.

b. An entity’s own equity instrument would remain outstanding and the market participant transferee would take on the rights and responsibilities associated with the instrument. The instrument would not be cancelled or otherwise extinguished on the measurement date.

Default risk: The fair value of a liability reflects the effect of the default risk. This risk includes, but is not limited to, the entity’s own credit risk. This risk is assumed to be the same before and after the liability is transferred.

Initial recognition: When an asset is acquired or a liability assumed in an exchange transaction involving that asset or liability, the transaction price is the price paid to acquire the asset or received to assume the liability (the entry price). In contrast, the fair value of the asset or liability is the price received to sell the asset or paid to transfer the liability (the exit price). Entities do not necessarily sell assets at the prices paid to acquire them. Likewise, they do not necessarily transfer liabilities at the price received to assume them.

Valuation techniques: The Bank will use techniques that are appropriate for the circumstances and for which sufficient data is available to measure the fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs. The following approaches deserve mention:

a. Market approach. Uses prices and other relevant information generated by market transactions involving identical or comparable (similar) assets, liabilities, or a Bank of assets and liabilities (e.g. a business).

b. Income approach. Converts future amounts (cash flows or income and expenses) to a single current (discounted) amount, reflecting current market expectations about those future amounts. The fair value measurement is determined based on the value indicated by the current market expectations about those future amounts.

c. Cost approach. Reflects the amount that would be required currently to replace the service capacity of an asset (current replacement cost).

Present value techniques: Technique to adjust the discount rate and expected cash flows (expected present value). The present value technique used to measure the fair value will depend on the specific facts and circumstances of the asset or liability being measured and the availability of sufficient data.

Components of the present value measurement: Present value is the tool used to link future amounts (e.g. cash flows or values) to a present amount using a discount rate. A fair value measurement of an asset or a liability using a present value technique captures all the following elements from the perspective of market participants at the measurement date:

a. An estimate of future cash flows for the asset or liability being measured.

b. Expectations about possible variations in the amount and timing of the cash flows representing the uncertainty inherent in the cash flows.

c. The time value of money, represented by the rate on risk-free monetary assets that have maturity dates or durations that coincide with the period covered by the cash flows and pose neither uncertainty in timing nor risk of default to the holder (i.e. a risk-free interest rate).

d. The price for bearing the uncertainty inherent in the cash flows (i.e. a risk premium).

e. Other factors that market participants would take into account in the circumstances.

f. For a liability, the non-performance risk relating to that liability, including the entity’s (i.e. the debtor’s) own credit risk.

Fair value hierarchy: Gives the highest priority to quoted prices (unadjusted) in active markets for identical assets and liabilities (Level 1 inputs) and lowest priority to unobservable inputs (Level 3 inputs). Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

The following table summarizes the fair values of the Bank’s main financial assets and liabilities as of December 31, 2018, including those that are not recorded at fair value in the Consolidated Statement of Financial Position.

Determination of the fair value as of December 31, 2018 - under IFRS 9

	As of December 31,
	2018
	Book value	Estimated fair value
		Recurring	Non-recurring
	MCh$	MCh$	MCh$
ASSETS
Cash and deposits in banks	987,680	—	987,680
Cash items in process of collection	318,658	—	318,658
Financial instruments at fair value through profit or loss	96,943	96,943	—
Financial instruments at fair value through other comprehensive income	2,657,154	2,657,154	—
Loans and accounts receivable at amortized cost	20,714,370	—	20,827,852
Financial instruments at amortized cost	198,923	—	199,561
Investments under resale agreements	109,467	—	109,467
Financial derivative contracts	1,368,957	1,368,957
Interbank loans, net	341,244	—	341,244

Totals	26,793,396	4,123,054	22,784,462

LIABILITIES
Deposits and other demand liabilities	4,300,475	—	4,300,475
Cash in process of being cleared	247,165	—	247,165
Obligations under repurchase agreements	1,015,614	—	1,015,614
Time deposits and other time liabilities	10,121,111	—	10,135,722
Financial derivative contracts	1,112,806	1,112,806	—
Interbank borrowings	2,327,723	—	2,335,509
Debt instruments issued	6,010,124	—	6,311,527
Other financial liabilities	12,400	—	12,400

Totals	25,147,418	1,112,806	24,358,412

The following table summarizes the fair values of the Bank’s main financial assets and liabilities as of December 31, 2017, including those that are not recorded at fair value in the Consolidated Statement of Financial Position.

Determination of the fair value as of December 31, 2017 - under IAS 39

	As of December 31,
	2017
		Estimated fair value
	Book value	Recurring	Non-recurring
	MCh$	MCh$	MCh$
ASSETS
Cash and deposits in banks	964,030	—	964,030
Cash items in process of collection	157,017	—	157,017
Investments under resale agreements	28,524	—	28,524
Financial derivative contracts	1,248,775	1,248,775	—
Interbank loans, net	70,077	—	70,077
Trading investments	415,061	415,061	—
Loans and accounts receivable from customers, net	19,764,078	—	19,893,448
Available for sale instruments	2,663,478	2,663,478	—
Held to maturity investments	202,030	—	201,283

Totals	25,513,070	4,327,314	21,314,379

LIABILITIES
Deposits and other demand liabilities	4,141,667	—	4,141,667
Cash in process of being cleared	109,496	—	109,496
Obligations under repurchase agreements	420,920	—	420,920
Time deposits and other time liabilities	10,065,243	—	10,099,251
Financial derivative contracts	1,095,154	1,095,154	—
Interbank borrowings	2,196,130	—	2,216,507
Debt instruments issued	5,950,038	—	6,185,043
Other financial liabilities	17,066	—	17,066

Totals	23,995,714	1,095,154	23,189,950

In addition, the fair value estimates presented above do not attempt to estimate the value of the Bank’s profits generated by its business, nor future business activities, and, therefore, do not represent the value of the Bank as a going concern.

The following section describes the methods used to estimate fair value:

Fair Value Measurements of assets and liabilities only for disclosure purposes (non-recurring) - under IFRS 9:

Non-recurring fair value measurement	As of December 31,
2018
MCh$
ASSETS
Cash and deposits in banks	987,680
Cash items in process of collection	318,658
Loans and accounts receivable at amortized cost	20,827,852
Investments under resale agreements	109,467
Interbank loans, net	341,244
Financial instruments at amortized cost	199,561

Totals	22,784,462

LIABILITIES
Deposits and other demand liabilities	4,300,475
Cash in process of being cleared	247,165
Obligations under repurchase agreements	1,015,614
Time deposits and other time liabilities	10,135,722
Interbank borrowings	2,335,509
Debt instruments issued	6,311,527
Other financial obligations	12,400

Totals	24,358,412

Fair Value Measurements of assets and liabilities only for disclosure purposes (non-recurring) - under IAS 39:

Non-recurring fair value measurement	As of December 31,
2017
MCh$
ASSETS
Cash and deposits in banks	964,030
Cash items in process of collection	157,017
Investments under resale agreements	28,524
Interbank loans, net	70,077
Loans and accounts receivable from customers, net	19,893,448
Held to maturity investments	201,283

Totals	21,314,379

LIABILITIES
Deposits and other demand liabilities	4,141,667
Cash in process of being cleared	109,496
Obligations under repurchase agreements	420,920
Time deposits and other time liabilities	10,099,251
Interbank borrowings	2,216,507
Debt instruments issued	6,185,043
Other financial obligations	17,066

Totals	23,189,950

Cash, short-term assets and short-term liabilities

The fair value of these items approximates their book value given their short-term nature. These items include:

•	Cash and deposits in Banks

•	Cash in the process of collection

•	Financial instruments at fair value through profit or loss

•	Trading investments

•	Current accounts and demand deposits

•	Other financial obligations

Loans

The fair value of loans is determined using a discounted cash flow analysis, using a risk-free interest rate adjusted for expected losses from debtors based on their credit quality. The credit risk adjustment is based on the Bank’s credit risk policies and methodologies: These items include:

•	Interbank loans

•	Loans and receivables from customers

Financial instruments held to maturity

The estimated fair value of these financial instruments is determined using quotes and transactions observed in the main market for identical instruments, or in their absence, for similar instruments. Fair value estimates of debt instruments or securities representative of debt take into account additional variables and inputs to the extent that they apply, including estimates of prepayment rates and the credit risk of issuers.

Financial instruments held to maturity

The estimated fair value of these financial instruments is determined using quotes and transactions observed in the main market for identical instruments, or in their absence, for similar instruments. Fair value estimates of debt instruments or securities representative of debt take into account additional variables and inputs to the extent that they apply, including estimates of prepayment rates and the credit risk of issuers.

Medium and long-term liabilities

The fair value of medium and long-term liabilities is determined using a discounted cash flow analysis, using an interest rate curve that reflects current market conditions at which the entity’s debt instruments are traded. Medium and long-term liabilities include:

•	Time deposits and saving accounts

•	Borrowings from financial institutions

•	Debt issued

Fair Value measurement of financial assets and liabilities (recurring) - under IFRS 9:

Fair value measurement of recurring items	As of December 31,
2018
MCh$
ASSETS
Financial instruments at fair value through profit or loss	96,943

Chilean Central Bank and Government securities	36,608
Other securities issued in Chile	4,017
Foreign government and central bank instruments	23,276
Other instruments issued abroad	19,505
Investments in mutual funds	3,532
Other investments at FVTPL	10,005

Financial instruments at fair value through other comprehensive income	2,657,154

Chilean Central Bank and Government securities	1,352,084
Other securities issued in Chile	196,439
Foreign government and central bank instruments	769,693
Other instruments issued abroad	332,560
Other investments at FVOCI	6,378

Financial derivative contracts	1,368,957

Forwards	342,993
Swaps	1,021,701
Call options	4,217
Put options	46

Total	4,123,054

LIABILITIES
Financial derivative contracts	1,112,806

Forwards	322,241
Swaps	788,133
Call options	1,493
Put options	939

Total	1,112,806

Fair Value measurement of financial assets and liabilities (recurring) – under IAS 39:

Fair value measurement of recurring items	As of December 31,
2017
MCh$
ASSETS
Trading investments	415,061

Chilean Central Bank and Government securities	7,126
Other securities issued in Chile	5
Foreign government and central bank instruments	381,262
Other instruments issued abroad	8,147
Investments in mutual funds	18,521
Other investments	—

Available for sale instruments	2,663,478

Chilean Central Bank and Government securities	1,783,877
Other securities issued in Chile	147,762
Foreign government and central bank instruments	420,687
Other instruments issued abroad	300,740
Other investments	10,412

Financial derivative contracts	1,248,775

Forwards	316,901
Swaps	930,744
Call options	421
Put options	709

Total	4,327,314

LIABILITIES
Financial derivative contracts	1,095,154

Forwards	333,482
Swaps	759,216
Call options	86
Put options	2,370

Total	1,095,154

Financial Instruments

The estimated fair value of these financial instruments is determined using quotes and transactions observed in the main market for identical instruments, or in their absence, for similar instruments. Fair value estimates of debt instruments or securities representative of debt take into account additional variables and inputs to the extent that they apply, including estimates of prepayment rates and the credit risk of issuers. These financial instruments are classified as follows:

•	Trading portfolio financial assets

•	Financial investments available for sale

Financial Derivative Instruments

The estimated fair value of derivative instruments is calculated using prices quoted in the market for financial instruments with similar characteristics. Therefore, the methodology recognizes the credit risk of each counterparty.

The adjustments are known internationally as the counterparty value adjustment (“CVA”), which consists of an adjustment for debtor risk (credit value adjustment or CVA) and for creditor risk (debit value adjustment or “DVA”). The sum of these adjustments gives the effective counterparty risk that the derivative contract must have.

These adjustments are recorded periodically in the financial statements. As of December 2018, 2017 and 2016, the portfolio of derivative contracts in both Chile and Colombia is detailed as follows:

	As of December 31,
	2018		2017		2016
	CVA	DVA	CVA	DVA	CVA	DVA
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Derivatives held for hedging	—	—	(2)	815	(36)	244

Fair value hedge	—	—	(11)	783	(12)	274

Currency forwards	—	—	—	—	—	—
Currency swaps	—	—	(5)	222	9	37
Interest rate swaps	—	—	(6)	561	(21)	237

Cash flow hedge	—	—	1	54	(18)	(6)

Currency forwards	—	—	(1)	(13)	(17)	—
Currency swaps	—	—	—	27	(1)	5
Interest rate swaps	—	—	2	40	—	(11)

Hedge of net investments in a foreign operation	—	—	8	(22)	(6)	(24)

Currency forwards	—	—	8	(22)	(6)	(24)
Currency swaps	—	—	—	—	—	—
Interest rate swaps	—	—	—	—	—	—

Derivatives held for trading	(37,821)	340	(53,396)	554	(51,961)	1,003

Currency forwards	(127)	65	(258)	(724)	(1,161)	(72)
Currency swaps	(31,167)	127	(42,829)	367	(28,951)	526
Interest rate swaps	(6,527)	148	(10,244)	911	(21,860)	549
Call currency options	—	—	—	—	(10)	—
Call currency options	—	—	(65)	—	21	—

Total financial derivative contracts	(37,821)	340	(53,398)	1,369	(51,997)	1,247

1.2 Fair value hierarchy

IFRS 13 establishes a fair value hierarchy that classifies assets and liabilities based on the characteristics of the data that the technique requires for its valuation:

Level 1:

Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Entity can access at the measurement date. The inputs needed to value the instruments in this category are available daily and used directly.

In the case of currency, shares and mutual funds, prices are observed directly in over-the-counter (OTC) markets and the stock exchange. These prices correspond to the values at which the exact same assets are traded. As a result, the portfolio valuation does not require assumptions or models of any type.

For instruments issued by the Chilean Central Bank and the Chilean Treasury, a price provider is used, which corresponds to a public quotation. The comparative prices are defined under the criterion of similarity in duration, type of currency and they are traded equivalently on a daily basis. The valuation of these instruments is identical to the Stock Exchange Comercio de Santiago, which is a standard and international methodology. This methodology uses the rate of internal return to discount the flows of the instrument.

Level 2:

The specific instrument does not have daily quotes. However, similar instruments can be observed (e.g. same issuer, different maturity; or different issuer, same maturity and risk rating). In general, they are diverse combinations of pseudo-arbitration. Although the inputs are not directly observable, observable inputs are available with the needed periodicity.

In this category, instruments are valued by discounting contractual cash flows based on a zero-coupon curve determined through the price of instruments with similar characteristics and a similar issuer risk. The income approach is used, which converts future amounts to present amounts.

For derivative instruments within this category, quotes from over-the-counter (OTC) transactions reported by the most important brokers in the Chilean market and the Bloomberg platform are used. The inputs observed include forward prices, interest rates and volatilities. Based on these inputs, market curves are modeled. They are a numerical representation of the opportunity costs of the instrument’s cash flows or the price volatility of an asset. Finally, cash flows are discounted.

The Black and Scholes model is used for options based on prices of brokers in the Over-The-Counter market.

For money market instruments, prices of transactions on the Santiago Stock Exchange are observed and used to model market curves.

For corporate or Bank bonds, given the lack of market depth, the Bank uses transactions (if any) in the Chilean market, on foreign markets, zero-coupon curves of risk-free instruments, adjustment curves, spread modeling, correlation with similar financial instruments, etc. and creates market curves for use in the final result. These market curves are provided by a pricing supplier and are widely accepted by the market, regulators and scholars.

Level 3:

Inputs are unobservable inputs for the asset or liability.

This is used when prices, data or necessary inputs are not directly or indirectly observable for similar instruments for the asset or liability as of the valuation date. These fair value valuation models are subjective in nature. Therefore, they base their estimate of prices on a series of assumptions that are widely accepted by the market. The Bank has two products in this category.

Due to the lack of liquidity of the active Banking rate (TAB), the price is not observable and, therefore, models must be used to estimate the future cash flows of the contract. This spread is calculated on a historical basis using the Interest Rate Swap with the greatest market depth.

In addition, the Bank develops American forwards to meet its customers’ needs. They do not have a secondary market and, therefore, their value is estimated using an extension of the Hull-White model, used widely by the financial services industry.

None of these products generate significant impacts on the Bank’s results as a result of recalibration. The TAB swap does not have significant impacts on the valuation as the parameters are stable and the reversal to a historic average is empirically quick, which this model reflects correctly. On the other hand, the American forward behaves like a traditional forward when there is an important curve differential, which is the case between the Chilean peso-US dollar curve. Also, the model’s parameters are very stable.

The table below summarizes the impacts on the portfolio of a recalibration of the models based on a stress scenario, recalibrating parameters with the shock incorporated.

Impact calibration	As of December 31, 2018			As of December 31, 2017
	Forward Americano USD-CLP	Basis TAB CLP	Basis TAB CLF	Forward Americano USD-CLP	Basis TAB CLP	Basis TAB CLF
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Volatility exchange rate
USD-CLP	—	—	—	—	—	—
TAB 30	—	116	—	—	157	—
TAB 90	—	26	—	—	46	—
TAB 180	—	50	21	—	—	30
TAB 360	—	3	5	—	—	8

Totals	—	195	26	—	203	38

The following table summarizes the fair value hierarchy for the Bank’s recurring valuation of financial instruments:

Level	Instrument	Issuer	Price Source	Model
I	Currencies	Not Applicable	OTC, Bloomberg	Directly observable price.
	Shares	Various	Stock Exchange	Directly observable price.
	Mutual Funds	Asset Managers	CMF (formerly the SVS)	Directly observable price.
	Bonds	Chilean Central Bank and Chilean Treasury	Stock Exchange	Internal rate of return (“IRR”) based on prices.
II	Derivatives	Not Applicable	OTC (brokers), Bloomberg	Interest rate curves based on forward prices and coupon rates.
	Money market instruments	Chilean Central Bank and Chilean Treasury	Stock Exchange	Interest rate curves based on prices.
	Money market instruments	Banks	Stock Exchange	Interest rate curves based on prices.
	Bonds	Companies, Banks	Pricing provider	Interest rate curves based on correlations, spreads, interpolations, etc.
III	Derivatives, active Banking rate (TAB)	Not Applicable	OTC (brokers)	Interest rate curves based on modeling of TAB-Chamber spread.
	Derivatives, American forwards	Not Applicable	Bloomberg	Black and Scholes with inputs from European options.

The following table classifies assets and liabilities measured at fair value on a recurring basis, in accordance with the fair value hierarchy established in IFRS 13 as of December 31, 2018 – under IFRS 9:

	As of December 31, 2018
Measurement at fair value of instruments on a recurring basis using	Fair value	Market value of the asset for identified assets (Level 1)	Other observable significant inputs (Level 2)	Non-observable significant inputs (Level 3)
	MCh$	MCh$	MCh$	MCh$
ASSETS
Financial instruments at fair value through profit or loss	96,943	67,430	29,513	—

Chilean Central Bank and Government securities	36,608	36,608	—	—
Other securities issued locally	4,017	4,014	3	—
Foreign government and central bank instruments	23,276	23,276	—	—
Other securities issued abroad	19,505	—	19,505	—
Investments in mutual funds	3,532	3,532	—	—
Other investments at FVTPL	10,005	—	10,005	—

Financial instruments at fair value through other comprehensive income	2,657,154	2,458,410	198,744	—

Chilean Central Bank and Government securities	1,352,084	1,352,084	—	—
Other securities issued locally	196,439	5,979	190,460	—
Foreign government and central bank instruments	769,693	769,693	—	—
Other securities issued abroad	332,560	330,654	1,906	—
Other investments at FVOCI	6,378	—	6,378	—

Financial derivative contracts	1,368,957	—	1,341,801	27,156

Forwards	342,993	—	342,375	618
Swaps	1,021,701	—	995,163	26,538
Call options	4,217	—	4,217	—
Put options	46	—	46	—

Totals	4,123,054	2,525,840	1,570,058	27,156

LIABILITIES
Financial derivative contracts	1,112,806	—	1,112,237	569

Forwards	322,241	—	322,192	49
Swaps	788,133	—	787,613	520
Call options	1,493	—	1,493	—
Put options	939	—	939	—

Totals	1,112,806	—	1,112,237	569

The following table classifies assets and liabilities measured at fair value on a recurring basis, in accordance with the fair value hierarchy established in IFRS 13 as of December 31, 2017 – under IAS 39:

	As of December 31, 2017
Measurement at fair value of instruments on a recurring basis using	Fair value	Market value of the asset for identified assets (Level 1)	Other observable significant inputs (Level 2)	Non-observable significant inputs (Level 3)
	MCh$	MCh$	MCh$	MCh$
ASSETS
Trading investments	415,061	409,197	5,864	—

Chilean Central Bank and Government securities	7,126	7,126	—	—
Other securities issued locally	5	—	5	—
Foreign government and central bank instruments	381,262	378,636	2,626	—
Other securities issued abroad	8,147	4,914	3,233	—
Investments in mutual funds	18,521	18,521	—	—

Available for sale instruments	2,663,478	2,204,564	458,914	—

Chilean Central Bank and Government securities	1,783,877	1,783,877	—	—
Other securities issued locally	147,762	—	147,762	—
Foreign government and central bank instruments	420,687	420,687	—	—
Other securities issued abroad	300,740	—	300,740	—
Other investments	10,412	—	10,412

Financial derivative contracts	1,248,775	—	1,218,247	30,528

Forwards	316,901	—	316,848	53
Swaps	930,744	—	900,269	30,475
Call options	421	—	421	—
Put options	709	—	709	—

Totals	4,327,314	2,613,761	1,683,025	30,528

LIABILITIES
Financial derivative contracts	1,095,154	—	1,094,549	605

Forwards	333,482	—	333,482	—
Swaps	759,216	—	758,611	605
Call options	86	—	86	—
Put options	2,370	—	2,370	—

Totals	1,095,154	—	1,094,549	605

d. Transfers between level 1 and 2

As of December 31, 2018 no transfers were observed between Level 1 and Level 2, as shown below – under IFRS 9:

Measurement at fair value of instruments that are valued recurrently	As of December 31,
	2018
	Fair value	Level 1 to 2	Level 2 to 1
	MCh$	MCh$	MCh$
ASSETS
Financial instruments at fair value through profit or loss	96,943	—	—
Financial instruments at fair value through other comprehensive income	2,657,154	—	—
Financial derivative contracts	1,368,957	—	—

Totals	4,123,054	—	—

LIABILITIES
Financial derivative contracts	1,112,806	—	—

Totals	1,112,806	—	—

As of December 31, 2018 no transfers were observed between Level 1 and Level 2, as shown below – under IAS 39:

Measurement at fair value of instruments that are valued recurrently	As of December 31,
	2017
	Fair value	Level 1 to 2	Level 2 to 1
	MCh$	MCh$	MCh$
ASSETS
Trading investments	415,061	—	—
Available for sale instruments	2,663,478	—	—
Financial derivative contracts	1,248,775	—	—

Totals	4,327,314	—	—

LIABILITIES		—
Financial derivative contracts	1,095,154	—	—

Totals	1,095,154	—	—

e. Disclosures regarding level 3 assets and liabilities

During 2018 and 2017, no assets were transferred between levels 1 and 2.

a.	Disclosures Regarding Level 3 Assets and Liabilities

Level 3 assets and liabilities are valued using techniques that require inputs that are not observable on the market, for which the income approach is used to convert future amounts to present amounts.

This category includes:

Financial derivative instruments indexed to the TAB rate. This rate is comprised of an interbank rate and a liquidity premium charged to financial institutions and is determined using a short-rate model with mean reversion.

American forward options.

As none of these products has a market, the Bank uses financial engineering valuation techniques that use unobservable variables.

These techniques use the following inputs: transaction prices from the main financial instrument markets and assumptions that are widely accepted by the financial services industry. Using this information, unobservable variables are constructed such as: adjustment curves, spreads, volatilities and other variables necessary for the valuation. Lastly, all of the models are subject to internal contrasts by independent areas and have been reviewed by internal auditors and regulators.

None of these products generate significant impacts on the Bank’s results as a result of recalibration. The American forward is only offered for the US dollar-Chilean peso market and until now, given the important differential between these interest rates, the product behaves like a traditional forward. The TAB swap does not have significant impacts on the valuation as the modeled liquidity premiums have a quick mean reversion for the short part and low volatility for the long part, concentrating on the book’s sensitivity in the longest part of the curve. The following table reconciles assets and liabilities measured at fair value on a recurring basis as of December 31, 2018 and 2017.

	As of December 31, 2018
Level 3 reconciliation	Opening balance	Gain (loss) recognized in profit or loss	Gain (loss) recognized in equity	Purchases, sales and agreements	Transfers from level 1 or level 2	Ending balance
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ASSETS
Financial derivative contracts	30,528	5,863	—	(9,235)	—	27,156
Forwards	53	716	—	(151)	—	618
Swaps	30,475	5,147	—	(9,084)	—	26,538
Call options	—	—	—	—	—	—
Put options	—	—	—	—	—	—

Totals	30,528	5,863	—	(9,235)	—	27,156

LIABILITIES
Financial derivative contracts	605	1,223	—	(1,259)	—	569
Forwards	—	831	—	(782)	—	49
Swaps	605	392	—	(477)	—	520
Call options	—	—	—		—	—
Put options	—	—	—		—	—

Totals	605	1,223	—	(1,259)	—	569

	As of December 31, 2017
Level 3 reconciliation	Opening balance	Gain (loss) recognized in profit or loss	Gain (loss) recognized in equity	Purchases, sales and agreements	Transfers from level 1 or level 2	Ending balance
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ASSETS
Financial derivative contracts	41,124	4,849	—	(15,445)	—	30,528
Forwards	—	209	—	(156)	—	53
Swaps	41,124	4,640	—	(15,289)	—	30,475
Call options	—	—	—	—	—	—
Put options	—	—	—	—	—	—

Totals	41,124	4,849	—	(15,445)	—	30,528

LIABILITIES
Financial derivative contracts	1,340	(325)	—	(410)	—	605
Forwards	609	(465)	—	(144)	—	—
Swaps	731	140	—	(266)	—	605
Call options	—	—	—		—	—
Put options	—	—	—		—	—

Totals	1,340	(325)	—	(410)	—	605

f. Hierarchy for remaining assets and liabilities

The following table classifies assets and liabilities measured at fair value on a non-recurring basis, in accordance with the fair value hierarchy as of December 31, 2018 and 2017.

	As of December 31, 2018
Measurement at fair value of items on a non-recurring basis	Estimated fair value	Market value of the asset for identified assets (Level 1)	Other observable significant inputs (Level 2)	Non-observable significant inputs (Level 3)
	MCh$	MCh$	MCh$	MCh$
ASSETS
Cash and deposits in banks	987,680	987,680	—	—
Cash items in process of collection	318,658	318,658	—	—
Loans and accounts receivable at amortized cost	20,827,852	—	—	20,827,852
Financial instruments at amortized cost	199,561	—	199,561	—
Investments under resale agreements	109,467	109,467	—	—
Interbank loans, net	341,244	341,244	—	—

Totals	22,784,462	1,757,049	199,561	20,827,852

LIABILITIES
Deposits and other demand liabilities	4,300,475	4,300,475	—	—
Cash in process of being cleared	247,165	247,165	—	—
Obligations under repurchase agreements	1,015,614	1,015,614	—	—
Time deposits and other time liabilities	10,135,722		10,135,722	—
Borrowings from financial institutions	2,335,509	2,335,509	—	—
Debt instruments issued	6,311,527		6,311,527	—
Other financial obligations	12,400	12,400	—	—

Totals	24,358,412	7,911,163	16,447,249	—

	As of December 31, 2017
Measurement at fair value of items on a non-recurring basis	Estimated fair value	Market value of the asset for identified assets (Level 1)	Other observable significant inputs (Level 2)	Non-observable significant inputs (Level 3)
	MCh$	MCh$	MCh$	MCh$
ASSETS
Cash and deposits in banks	964,030	964,030	—	—
Cash items in process of collection	157,017	157,017	—	—
Investments under resale agreements	28,524	28,524	—	—
Interbank loans, net	70,077	70,077	—	—
Loans and accounts receivable from customers, net	19,893,448	—	—	19,893,448
Held to maturity investments	201,283	—	201,283	—

Totals	21,314,379	1,219,648	201,283	19,893,448

LIABILITIES
Deposits and other demand liabilities	4,141,667	4,141,667	—	—
Cash in process of being cleared	109,496	109,496	—	—
Obligations under repurchase agreements	420,920	420,920	—	—
Time deposits and other time liabilities	10,099,251	—	10,099,251	—
Borrowings from financial institutions	2,216,507	2,216,507	—	—
Debt instruments issued	6,185,043	—	6,185,043	—
Other financial obligations	17,066	17,066	—	—

Totals	23,189,950	6,905,656	16,284,294	—